Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 593,652	$ 186,462
Accounts receivable	69,718	65,458
Prepaid expenses and other current assets	15,671	17,720
Inventories	8,300	9,713
Total current assets	687,341	279,353
Non-current assets
Vessels and drydock	3,997,789	4,090,094
Vessels under construction	0	55,376
Other assets	75,210	50,684
Goodwill	11,539	11,482
Restricted cash	12,285	11,387
Total non-current assets	4,096,823	4,219,023
Total assets	4,784,164	4,498,376
Current liabilities
Current portion of long-term debt	297,934	113,036
Finance lease liability	114,429	50,146
Accounts payable	11,865	13,044
Accrued expenses	22,972	32,838
Total current liabilities	447,200	209,064
Non-current liabilities
Long-term debt	1,192,000	1,937,018
Finance lease liability	1,305,952	666,993
Total non-current liabilities	2,497,952	2,604,011
Total liabilities	2,945,152	2,813,075
Shareholders’ equity
Common stock, $0.01 par value per share; 150,000,000 and 40,000,000 shares authorized; 51,397,562 and 32,650,755 issued and outstanding shares as of December 31, 2018 and December 31, 2017, respectively.	5,776	3,766
Additional paid-in capital	2,648,599	2,283,591
Treasury shares	(467,056)	(443,816)
Accumulated deficit	(348,307)	(158,240)
Total shareholders’ equity	1,839,012	1,685,301
Total liabilities and shareholders’ equity	$ 4,784,164	$ 4,498,376